SEGMENT INFORMATION - Segment of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Total segment assets	$ 380,913	$ 339,113
Assets classified as held for sale	782	747
Total assets	381,695	339,860
Total liabilities	144,743	124,495
Segment operating profit
Disclosure Of Operating Segments [Line Items]
Total segment assets	370,678	329,114
Assets classified as held for sale	782	747
Total assets	371,460	329,861
Total liabilities	137,194	117,303
Segment operating profit | North Asia
Disclosure Of Operating Segments [Line Items]
Total segment assets	47,578	45,789
Assets classified as held for sale	782	747
Total assets	48,360	46,535
Total liabilities	7,667	6,945
Segment operating profit | Thailand
Disclosure Of Operating Segments [Line Items]
Total segment assets	184,907	157,053
Assets classified as held for sale	0	0
Total assets	184,907	157,053
Total liabilities	63,926	48,722
Segment operating profit | ROW
Disclosure Of Operating Segments [Line Items]
Total segment assets	138,193	126,272
Assets classified as held for sale	0	0
Total assets	138,193	126,272
Total liabilities	65,601	61,636
Corporate adjustments and eliminations
Disclosure Of Operating Segments [Line Items]
Total segment assets	10,235	9,999
Assets classified as held for sale	0	0
Total assets	10,235	9,999
Total liabilities	$ 7,549	$ 7,192